Long-term investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost method investments:
Balance at beginning of the year	$ 31,495	$ 26,734
Additions		4,627
Net unrealized gains on investments held	437	0
Impairment on long-term investments	(590)	0	$ (794)
Exchange difference	531	(134)
Balance at end of the year	$ 30,811	$ 31,495	$ 26,734